Average Annual Total Returns - MassMutual Select Main Funds_Pro	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MassMutual Diversified Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
MassMutual Diversified Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.60%	11.42%
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	17.12%	13.55%	11.34%
MassMutual Diversified Value Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.72%	8.69%	7.36%
MassMutual Diversified Value Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.82%	10.00%	8.28%
MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	16.94%	13.42%	11.22%
MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	16.91%	13.32%	11.11%
MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	16.77%	13.15%	10.96%
MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.30%	11.79%	10.23%
MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.45%	12.87%	10.68%
MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.20%	13.58%	11.35%
MM S&P 500® Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MM S&P 500® Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.67%	14.27%	14.67%
MM S&P 500® Index Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	17.56%	14.15%	14.56%
MM S&P 500® Index Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	17.41%	13.98%	14.39%
MM S&P 500® Index Fund | Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.39%	9.64%	10.55%
MM S&P 500® Index Fund | Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.15%	10.38%	10.86%
MM S&P 500® Index Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	17.29%	13.87%	14.28%
MM S&P 500® Index Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	17.06%	13.68%	14.10%
MM S&P 500® Index Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.80%	13.41%	13.83%
MM S&P 500® Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.48%	12.31%	13.35%
MassMutual Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
MassMutual Blue Chip Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	16.95%	13.10%	16.24%
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.84%	13.00%	16.12%
MassMutual Blue Chip Growth Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.35%	7.85%	12.76%
MassMutual Blue Chip Growth Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.87%	9.31%	12.74%
MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	16.75%	12.89%	16.01%
MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	16.68%	12.78%	15.90%
MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	16.42%	12.60%	15.72%
MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.99%	11.25%	14.96%
MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.14%	12.33%	15.43%
MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	16.84%	13.00%	16.12%
MassMutual Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
MassMutual Mid Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	3.85%	9.96%
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	3.73%	9.85%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.70%)	0.31%	7.22%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	2.61%	7.68%
MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	3.57%	3.63%	9.74%
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	3.53%	9.63%
MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	3.27%	3.37%	9.46%
MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.39%)	2.13%	8.75%
MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	3.10%	9.18%
MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	3.74%	9.85%
MassMutual Small Cap Growth Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MassMutual Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.42%	4.30%	11.73%
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	11.33%	4.20%	11.61%
MassMutual Small Cap Growth Equity Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	1.83%	9.16%
MassMutual Small Cap Growth Equity Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	2.93%	8.98%
MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	11.19%	4.09%	11.50%
MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	3.99%	11.39%
MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.99%	3.83%	11.23%
MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.80%	2.58%	10.50%
MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	3.55%	10.94%
MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.33%	4.19%	11.60%
MassMutual Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	26.07%	7.76%	8.18%
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	25.84%	7.62%	8.06%
MassMutual Overseas Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.32%	5.66%	6.61%
MassMutual Overseas Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.66%	5.91%	6.40%
MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	25.72%	7.53%	7.96%
MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	25.59%	7.41%	7.85%
MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	25.46%	7.26%	7.69%
MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.46%	5.96%	6.98%
MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	25.14%	6.99%	7.41%
MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	25.77%	7.61%	8.06%